Risk Management Policy - Additional Information (Detail) $ in Thousands, MMTBU_Henry_Hub in Millions, MMBTU in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) MMBTU	Dec. 31, 2016 CLP ($) MMBTU MMTBU_Henry_Hub	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 419,456,026	$ 245,999,192	$ 144,261,845	$ 133,015,629
VaR at confidence level, percentage	95.00%
Percentage of potential variations in fair value	5.00%
VaR amount	$ 66,890,686
Commodity Price Risk [Member] | Swap Hedges [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of gas | MMBTU	2.3
Commodity Price Risk [Member] | Swap Hedges [Member] | Brent Oil [Member]
Disclosure Of Financial Risk Management [Line Items]
Future barrels on brent | MMBTU		3.0
Commodity Price Risk [Member] | Swap Hedges [Member] | Henry Hub Gas [Member]
Disclosure Of Financial Risk Management [Line Items]
Quantity of gas | MMTBU_Henry_Hub		3.3
Liquidity Risk [Member]
Disclosure Of Financial Risk Management [Line Items]
Cash and cash equivalent	$ 419,456,026	$ 245,999,192
Liquidity Risk [Member] | Lines of Credit [Member]
Disclosure Of Financial Risk Management [Line Items]
Available lines of long-term credit	$ 199,271,103	$ 342,827,047